LEASES (Tables)	12 Months Ended
Mar. 31, 2026
LEASES [Abstract]
Components of Lease Costs	The components of lease costs are as follows:
	For the years ended March 31,
	2026	2025	2024
Operating lease costs	$564,547	$532,552	$435,824

Supplemental Information Related to Group's Leases
The following table presents supplemental information related to the Group’s leases:

	For the years ended March 31,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$582,067	$583,251	$382,675
Lease term and discount rate
Weighted average remaining lease term (years)
Operating leases	1.82	0.84	1.82
Weighted average discount rate
Operating leases	5.05%	5.13%	5.13%

Future Maturity of Lease Liabilities
As of March 31, 2026, the future maturity of lease liabilities is as follows:

Years ended March 31,	Operating lease
2027	$575,784
2028	469,023
Total lease payments	1,044,807
Less: interest	(49,114)
Present value of lease liabilities	995,693
Less: Operating lease liabilities, current	(537,890)
Operating lease liabilities, non-current	$457,803